AMBASE CORPORATION
                           100 Putnam Green, 3rd Floor
                            Greenwich, CT 06830-6027




March 29, 2007

Via EDGAR Electronic Filing Only

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549
Attn:  Filing Desk

Re:      AmBase Corporation Annual Report on Form 10-K - December 31, 2006

Ladies and Gentlemen:

On behalf of AmBase Corporation (the "Registrant"), I am enclosing for filing pursuant to the Securities Exchange Act of 1934, as amended, the Registrant's annual report on Form 10-K (including financial statements, financial statement schedules and exhibits) for the annual period ended December 31, 2006 (the "Filing") via EDGAR.

The financial statements in the attached annual report on Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Sincerely,



/s/ John P. Ferrara
John P. Ferrara
Vice President and
Chief Financial Officer